INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
INVENTORIES
Schedule of inventories

	December 31,	March 31,
	2022	2022
	(Unaudited)
Automobiles (i)	$—	$286,488

	March 31,	March 31,
	2022	2021
Automobiles (i)	$286,488	$127,933
(i)

As of March 31, 2022, the Company owned 36 automobiles with a total value of $346,886 for sale or sales-type leases. As of March 31, 2021, the Company owned three automobiles with a total value of $47,410 for sale, and six automobiles with a total value of $80,523 for either leasing or sale.